Annual Total Returns- Vanguard Long-Term Treasury Index Fund (ETF Shares) [BarChart] - ETF Shares - Vanguard Long-Term Treasury Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.36%	28.85%	3.49%	(12.73%)	25.05%	(1.36%)	1.33%	8.66%	(1.64%)	14.31%